Long-Term Borrowings (Schedule Of Outstanding Long-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term borrowings	$ 18,484.5		$ 18,330.9
CIT Group Inc. [Member]
Debt Instrument [Line Items]
Long-term borrowings	12,531.6
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	5,952.9
Total Unsecured Debt [Member] | Series C Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	5,250.0
Total Unsecured Debt [Member] | Unsecured Notes Issued After March 9, 2012 [Member]
Debt Instrument [Line Items]
Long-term borrowings	7,243.0
Total Unsecured Debt [Member] | Other Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term borrowings	38.6
Total Unsecured Debt [Member] | Senior Unsecured [Member]
Debt Instrument [Line Items]
Long-term borrowings	12,531.6	[1]	11,824.0	[1]
Total Unsecured Debt [Member] | Senior Unsecured [Member] | CIT Group Inc. [Member]
Debt Instrument [Line Items]
Long-term borrowings	12,531.6	[1]
Total Unsecured Debt [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Long-term borrowings	5,952.9		6,506.9
Total Unsecured Debt [Member] | Other Debt [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 5,952.9

[1]	Senior Unsecured Notes were comprised of $5,250 million of Series C Notes, $7,243 million of Unsecured Notes and $38.6 million of other unsecured debt.